UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07391

              ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices)(Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Alliancebernstein Global Strategic Income Trust
Portfolio of Investments
January 31, 2007 (unaudited)
                                                        Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
Argentina - 1.0%
Government Obligation - 1.0%
Republic of Argentina
   5.48%, 8/03/12 (a)(b)
   (cost $719,616)                                US$         856    $   812,819
                                                                     -----------
Australia - 3.0%
Government Obligation - 3.0%
Government of Australia
   10.00%, 10/15/07
   (cost $2,278,202)                              AUD       2,925      2,329,418
                                                                     -----------
Brazil - 1.7%
Corporate Debt Obligation - 0.1%
Unibanco (Grand Cayman)
   8.70%, 2/11/10 (c)                             BRL         250        111,815
                                                                     -----------
Government Obligations - 1.6%
Federal Republic of Brazil
   8.25%, 1/20/34                                 US$         331        393,890
   12.50%, 1/05/16 (b)                            BRL       1,559        836,732
                                                                     -----------
                                                                       1,230,622
                                                                     -----------
Total Brazilian Securities
   (cost $1,208,659)                                                   1,342,437
                                                                     -----------
Canada - 1.9%
Corporate Debt Obligation - 0.3%
Abitibi-Consolidated, Inc.
   6.00%, 6/20/13 (b)                             US$         275        239,938
                                                                     -----------
Government Obligation - 1.6%
Canada Treasury Bill
   Zero Coupon, 2/08/07                           CAD       1,433      1,216,601
                                                                     -----------
Total Canadian Securities
   (cost $1,510,693)                                                   1,456,539
                                                                     -----------
Indonesia - 0.6%
Government Obligation - 0.6%
Indonesian Rupiah Credit Linked Note
   12.90%, 6/17/22 (c)
   (cost $407,352)                                IDR   3,656,000        476,280
                                                                     -----------

Ireland - 1.0%
Corporate Debt Obligation - 1.0%
Anglo Irish Bank Corp.
   4.16%, 6/25/14 (a)
   (cost $773,532)                                EUR         600        784,622
                                                                     -----------
Japan - 11.6%
Government Obligations - 11.6%
Japan-32
   0.70%, 9/20/08                                 JPY     908,100      7,532,030
Japanese Government CPI Linked Bond
   0.80%, 9/10/15                                         198,379      1,594,857
                                                                     -----------
Total Japanese Securities
   (cost $9,419,287)                                                   9,126,887
                                                                     -----------
Mexico - 5.7%
Government Obligations - 5.7%
Mexican Bonos
   8.00%, 12/19/13                                MXN      34,000      3,104,458
   9.50%, 12/18/14                                         14,400      1,428,459
                                                                     -----------
Total Mexican Securities
   (cost $4,605,143)                                                   4,532,917
                                                                     -----------
Netherlands - 1.0%
Corporate Debt Obligations - 1.0%
ING Nederland Bank
   6.00%, 5/30/07                                 NLG         300        178,492
Koninklijke (Royal) Philips Electronics NV
   5.75%, 5/16/08                                 EUR         470        623,122
                                                                     -----------
Total Dutch Securities
   (cost $773,956)                                                       801,614
                                                                     -----------
New Zealand - 2.7%
Government Obligation - 2.7%
New Zealand Government
   6.00%, 7/15/08
   (cost $2,118,414)                              NZD       3,170      2,163,464
                                                                     -----------
Norway - 4.5%
Government Obligation - 4.5%
Kingdom of Norway
   5.50%, 5/15/09
   (cost $3,473,730)                              NOK      21,736      3,544,031
                                                                     -----------

Panama - 0.5%
Government Obligation - 0.5%
Republic of Panama
   9.63%, 2/08/11
   (cost $426,457)                                US$         375        425,625
                                                                     -----------
Peru - 0.7%
Government Obligations - 0.7%
Republic of Peru
   5.00%, 3/07/17 (d)                                         322        320,306
   8.20%, 8/12/26                                 PEN          14          4,982
   12.25%, 8/10/11                                            600        233,564
                                                                     -----------
Total Peruvian Securities
   (cost $555,817)                                                       558,852
                                                                     -----------
Poland - 3.7%
Government Obligation - 3.7%
Republic of Poland
   4.25%, 5/24/11
   (cost $2,952,714)                              PLN       9,000      2,928,136
                                                                     -----------
Russia - 0.9%
Government Obligation - 0.9%
Russian Ministry of Finance
   3.00%, 5/14/08 (b)
   (cost $669,620)                                US$         702        678,343
                                                                     -----------
South Korea - 0.4%
Government Obligation - 0.4%
South Korean Won Credit Linked Note
   5.00%, 9/10/16
   (cost $346,954)                                KRW         343        336,283
                                                                     -----------
Sweden - 7.5%
Corporate Debt Obligation - 1.0%
Skandinaviska Enskilda
   3.98%, 10/06/14 (a)                            EUR         600        783,515

Government Obligation - 6.5%
Kingdom of Sweden
   5.00%, 1/28/09                                 SEK      34,970      5,137,859
                                                                     -----------
Total Swedish Securities
   (cost $5,821,185)                                                   5,921,374
                                                                     -----------

Ukraine - 0.0%
Government Obligation - 0.0%
Government of Ukraine
   11.00%, 3/15/07 (c)
   (cost $3,831)                                  US$           5          4,726
                                                                     -----------
United Kingdom - 5.0%
Corporate Debt Obligations - 2.0%
Barclays Bank PLC
   6.26%, 12/31/49 (a)                            GBP         500        982,321
Rentokil Initial
   5.75%, 5/21/07                                 EUR         300        392,620
Vodafone Group PLC
   4.16%, 1/13/12 (a)                                         150        196,280
                                                                     -----------
                                                                       1,571,221
                                                                     -----------
Government Obligations - 3.0%
United Kingdom Treasury Note
   4.50%, 3/07/07                                 GBP         884      1,735,115
   7.25%, 12/07/07                                            315        627,297
                                                                     -----------
                                                                       2,362,412
                                                                     -----------
Total United Kingdom Securities
   (cost $3,883,867)                                                   3,933,633
                                                                     -----------
United States - 46.1%
Bank Loans - 9.7%
Covalence SP
   3.25%, 2/08/13                                 US$         500        501,250
Generac Acquisition Corp.
   7.86%, 10/31/13                                            500        501,250
Infrastrux Group, Inc.
   3.25 - 8.57%, 11/03/12                                     499        500,700
IPC Acquisition Corp.
   7.86%, 9/28/13                                             499        503,528
LandSource Communities Development LLC
   7.88%, 7/31/10                                             500        498,750
MGM Holdings II, Inc.
   8.61%, 3/15/12                                             496        495,798
NE Energy, Inc.
   9.88%, 4/15/13                                           1,000      1,013,750
North Las Vegas
   8.11%, 4/20/11                                             116        116,219
   12.36%, 4/20/12                                          1,100      1,093,125
PGT Industries, Inc.
   8.38%, 2/14/12                                             424        425,817
Prestige Brands, Inc.
   7.71%, 4/15/11                                             486        490,811
Talecris Biotherapeutics Holdings Corp.
   8.82%, 12/01/13                                            500        500,000

United Air Lines, Inc.
   9.12-11.00%, 2/01/12                                       249        249,081
United Subcontractors, Inc.
   8.12%, 12/27/12                                            743        728,118
                                                                     -----------
                                                                       7,618,197
                                                                     -----------
Corporate Debt Obligations - 17.1%
Altria Group, Inc.
   7.75%, 1/15/27                                             150        180,707
Anz Capital Trust III
   4.33%, 12/15/53 (a)                            EUR         600        785,529
Aramark Corp.
   8.86%, 2/01/15 (a)(c)                          US$         200        204,000
BACM 2006-6 A2
   5.31%, 10/10/45                                            420        417,942
BALTA 2007-1 21A1
   5.75%, 1/25/47 (d)                                         400        400,063
BSCMS 2002-TOP6 A2
   6.46%, 10/15/36                                            480        507,826
CGCMT 2004-C1 A4
   5.36%, 4/15/40 (d)                                         790        789,163
COMM 2006-C8 A2B
   5.25%, 12/10/46                                            580        575,267
CSMC 2006-TF2A SVD
   5.79%, 10/15/21 (a)(c)                                     190        190,000
CWALT 2005-62 2A1
   5.88%, 12/25/35 (a)                                        289        289,111
CWALT 2006-J8 A2
   6.00%, 2/25/37                                             385        386,174
Ford Motor Credit Co.
   4.95%, 1/15/08 (b)                                         100         98,531
   6.63%, 6/16/08                                             115        114,936
Genworth Financial, Inc.
   1.60%, 6/20/11 (b)                             JPY      22,000        181,822
HCA, Inc.
   7.58%, 9/15/25 (b)                             US$          65         53,822
HEMT 2006-5 A1
   5.50%, 1/25/37                                             359        358,409
HFCHC 2006-1 M1
   5.60%, 1/20/36 (a)                                         318        318,484
IPALCO Enterprises, Inc.
   8.38%, 11/14/08 (b)                                        150        154,875
ITT Corp.
   7.38%, 11/15/15                                            316        326,677
JPALT 2006-A4 A1
   5.95%, 9/25/36                                             558        561,559
JPMCC 2006-CB15 A4
   5.81%, 6/12/43                                             830        845,430

LBUBS 2006-C4 A4
   5.90%, 6/15/38 (d)                                         755        780,693
LXS 2006-18N M2
   5.73%, 12/25/36 (a)                                        415        415,000
MLCFC 2006-1 A2
   5.44%, 2/12/39                                             790        790,190
MLMI 2005-A9 2A1A
   5.16%, 12/25/35 (d)                                        392        388,235
MSM 2006-11 1A2
   6.35%, 8/25/36                                             200        201,468
OOMLT 2006-2 2A2
   5.42%, 7/25/36 (a)                                         780        779,878
RALI 2006-Q07 M1
   5.73%, 9/25/46 (a)                                         325        325,205
RALI 2007-QS1
   6.00%, 1/25/37                                             285        284,339
SAST 2005-4 A2A
   5.41%, 11/25/37 (a)                                        127        126,718
TOPG 2006-2A A1
   5.80%, 12/10/46 (a)(c)                                     350        350,000
WAMU 2006-AR17 B1
   5.71%, 12/25/46 (a)                                        300        299,800
WFHET 2004-1 1A
   5.62%, 4/25/34 (a)                                         602        603,695
WFMBS 2006-AR11 A4
   5.53%, 8/25/36 (d)                                         428        426,029
                                                                     -----------
                                                                      13,511,577
                                                                     -----------
Municipal Debt Obligation - 0.1%
Alameda Corridor Transportation Authority
   6.60%, 10/01/29                                            100        110,770
                                                                     -----------
U.S. Government and Government
   Sponsored Agency Obligations - 19.2%
Federal Home Loan Mortgage Corp.
   4.24%, 1/01/35 (a)                                          15         14,539
   5.85%, 12/01/36 (a)                                      2,264      2,277,553
Federal National Mortgage Association
   4.10%, 11/01/34 (a)                                      1,086      1,087,608
   4.17%, 3/01/35 (a)                                         672        668,095
   5.50%, 6/01/33                                           1,754      1,729,409
   5.50%, 2/01/35 (b)                                       3,793      3,737,750
   5.70%, 12/01/36 (a)                                      1,557      1,564,547
   5.80%, 1/01/37 (a)                                         820        826,084
   5.87%, 11/01/36 (a)                                        774        781,683
FHR 3067 FA
   5.67%, 11/15/35 (a)                                        806        810,348

FHRR R008 FK
   5.72%, 7/15/23 (a)                                       1,234      1,238,600
FNR 2006-21 CA
   5.50%, 3/25/29                                             384        381,010
                                                                     -----------
                                                                      15,117,226
                                                                     -----------
Total United States Securities
   (cost $36,452,808)                                                 36,357,770
                                                                     -----------
Total Investments - 99.5%
   (cost $78,401,837)                                                 78,515,770
Other assets less liabilities - 0.5%                                     424,194
                                                                     -----------
NET ASSETS - 100%                                                    $78,939,964
                                                                     ===========

FINANCIAL FUTURES CONTRACTS

                                                               U.S. $
                                                              Value at       Unrealized
                       Number of   Expiration    Original    January 31,    Appreciation/
       Type            Contracts      Month        Value        2007       (Depreciation)
--------------------   ---------   ----------   ----------   -----------   --------------
Purchased Contracts:
   Long Gilt Future           12   March 2007   $2,514,423    $2,505,228      $ (9,195)
Sold Contracts:
   Japan
      10 Yr Bond               2   March 2007    2,227,378     2,229,201        (1,823)
   U.S Treasury Note
      5 Yr Futures            20   March 2007    2,106,250     2,090,625        15,625
   U.S Treasury Note
      10 Yr Futures           37   March 2007    4,028,560     3,949,750        78,810
   U.S Treasury Note
      10 Yr Futures            7   March 2007      757,890       747,250        10,640
   U.S Treasury Note
      10 Yr Futures            4   March 2007      435,563       427,000         8,563
                                                                              --------
                                                                              $111,815
                                                                              --------

FORWARD CURRENCY EXCHANGE CONTRACTS

                                     U.S. $       U.S. $
                       Contract     Value on      Value at      Unrealized
                        Amount    Origination   January 31,    Appreciation/
                        (000)         Date         2007       (Depreciation)
                      ---------   -----------   -----------   --------------
Buy Contracts:
British Pound,
   settling 3/16/07         336   $   659,003   $   660,560   $   1,557
Canadian Dollar,
   settling 2/09/07       2,327     2,020,373     1,977,857     (42,516)
Canadian Dollar,
   settling 2/09/07         571       493,097       485,612      (7,485)
Euro Dollar,
   settling 2/28/07         458       595,835       598,091       2,256
New Zealand Dollar,
   settling 2/21/07       1,123       775,184       773,167      (2,017)
Polish Zloty,
   settling 2/13/07       1,743       586,947       582,142      (4,805)
Swiss Franc,
   settling 3/12/07         103        83,473        83,151        (322)

Sale Contracts:
Australian Dollar,
   settling 3/19/07         104        81,687        80,708         979
British Pound,
   settling 3/16/07          43        84,040        84,885        (845)
British Pound,
   settling 3/16/07         322       631,867       633,360      (1,493)
British Pound,
   settling 3/16/07         503       992,263       988,422       3,841
Canadian Dollar,
   settling 2/09/07       2,460     2,145,553     2,091,211      54,342
Canadian Dollar,
   settling 2/09/07         465       401,394       395,584       5,810
Canadian Dollar,
   settling 2/09/07       1,200     1,025,989     1,020,024       5,965
Euro Dollar,
   settling 2/28/07       2,710     3,521,121     3,536,166     (15,045)
Japanese Yen,
   settling 3/13/07   1,219,224    10,306,551    10,154,098     152,453
Japanese Yen,
   settling 3/13/07      27,923       233,644       232,556       1,088
Mexican Peso,
   settling 2/23/07      22,350     2,065,108     2,029,188      35,920
Mexican Peso,
   settling 3/30/07      20,315     1,826,699     1,840,921     (14,222)
New Zealand Dollar,
   settling 2/21/07         129        89,328        88,883         445
New Zealand Dollar,
   settling 2/21/07         993       685,497       683,515       1,982
Norwegian Kroner,
   settling 3/12/07      37,366     5,899,674     5,996,262     (96,588)
Norwegian Kroner,
   settling 3/12/07         392        62,846        62,826          20
Polish Zloty,
   settling 2/13/07      10,589     3,533,034     3,536,677      (3,643)
South Korean Won,
   settling 3/7/07       92,490       100,000        98,292       1,708
South Korean Won,
   settling 3/23/07     295,061       315,136       313,664       1,472
Swedish Krona,
   settling 3/22/07      28,798     4,110,592     4,154,834     (44,242)

Swiss Franc,
   settling 3/12/07          35        27,776        27,840         (64)
Swiss Franc,
   settling 3/12/07       2,312     1,850,535     1,865,112     (14,577)

(a) Floating Rate Security. Stated interest rate was in effect at January 31, 2007.

(b) Positions, or a portion thereof, with an aggregate market value of $6,462,944 have been segregated to collateralize forward exchange currency contracts.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate market value of these securities amounted to $1,336,821 or 1.7% of net assets.

(d)  Variable rate coupon, rate shown as January 31, 2007.

     Currency Abbreviations:
     AUD - Australian Dollar
     BRL - Brazilian Real
     CAD - Canadian Dollar
     EUR - Euro Dollar
     GBP - Great British Pound
     IDR - Indonesian Rupiah
     JPY - Japanese Yen
     MXN - Mexican Peso
     NLG - Netherlands Guilders
     NOK - Norwegian Kroner
     NZD - New Zealand Dollar
     PEN - Peruvian New Sol
     PLN - Polish Zloty
     SEK - Swedish Krona
     US$ - United States Dollar

                                 ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3(a)(1)       Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Strategic Income Trust, Inc.


By: /s/ Marc O. Mayer
    --------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    --------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007


By: /s/ Joseph J. Mantineo
    --------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: March 26, 2007